Accounting policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment maturity	Dec. 31, 2025 EUR (€) maturity segment	Dec. 31, 2025 GBP (£) maturity segment	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounting policies [Line items]
Revenue per available room, going concern assumption, recovery percentage in next fiscal year	0.17
Revenue per available room, going concern assumption, recovery percentage	5.00%
Cash and cash equivalents, net of overdrafts, and undrawn borrowings, liquidity	$ 2,599
Cash and cash equivalents, net of overdrafts	1,099
Undrawn borrowings, liquidity	$ 1,500
Number of bond maturities | maturity	2	2	2
Contract liabilities	$ 2,169				$ 2,060	$ 1,848
Number of reportable segments | segment	4	4	4
Payment terms of trade receivables	30 days
Outstanding letters of credit	$ 75				84
Loyalty programme
Accounting policies [Line items]
Contract liabilities	$ 1,727				$ 1,653	$ 1,529
Buildings
Accounting policies [Line items]
Estimated useful lives	50 years
Revolving Credit Facilities
Accounting policies [Line items]
Line of credit facility maximum borrowings capacity	$ 1,500
€850m 3.375% bonds 2030
Accounting policies [Line items]
Not categorised as a financial instrument | €		€ 850		€ 850
£350m 2.125% bonds 2026
Accounting policies [Line items]
Not categorised as a financial instrument | £			£ 350
Amount of debt under consideration | €		350
€500m 2.125% bonds 2027
Accounting policies [Line items]
Not categorised as a financial instrument | €		€ 500
Loyalty programme liability
Accounting policies [Line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 100
Minimum | Software
Accounting policies [Line items]
Estimated useful lives	3 years
Minimum | Fixtures, fittings and equipment
Accounting policies [Line items]
Estimated useful lives	3 years
Minimum | Guest Reservation System | Software
Accounting policies [Line items]
Estimated useful lives	7 years
Maximum | Software
Accounting policies [Line items]
Estimated useful lives	5 years
Maximum | Fixtures, fittings and equipment
Accounting policies [Line items]
Estimated useful lives	25 years
Maximum | Guest Reservation System | Software
Accounting policies [Line items]
Estimated useful lives	10 years